Right of use assets and operating lease liability (Details Narrative) $ in Thousands	Dec. 08, 2023 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right Of Use Assets And Operating Lease Liability
Total rental fee	$ 37,000
Incremental borrowing rate		5.25%	5.25%
Remaining lease term		1 year	1 year
Right of use of asset		$ 22	$ 28,000
Operating lease liability			$ 28,000